Property, plant and equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 614,665	$ 567,788	$ 557,170
Number of unsuccessful exploration wells | item	3
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 78,614	48,036	59,992
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,848	69,587	60,597
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	75,485	44,047	48,779
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,129	$ 3,989	$ 11,213
Number of unsuccessful exploration wells | item		5	9
Exploration Wells [Member] | Exploration and evaluation assets [member] | Colombia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item			4
Exploration Wells [Member] | Exploration and evaluation assets [member] | Brazil [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item		1	2
Exploration Wells [Member] | Exploration and evaluation assets [member] | Argentina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item		4	3
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization less than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,129